Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Presentation [Abstract]
Schedule of Consolidated Subsidiaries	The consolidated financial statements include those of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and its subsidiaries in which the Company has control, for the years ended December 31, 2016, 2017 and 2018. The consolidated subsidiaries are as follows:
Company	% participation	Location	Activity
Aeropuerto de Aguascalientes, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto del Bajío, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Guadalajara, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Hermosillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de La Paz, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Los Mochis, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Manzanillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Mexicali, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Morelia, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Puerto Vallarta, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de San José del Cabo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Tijuana, S.A. de C.V.	99.99%	Mexico	Operation of airport
Corporativo de Servicios Aeroportuarios, S.A. de C.V. (CORSA)	99.99%	Mexico	Provides personnel services
Fundación Grupo Aeroportuario del Pacífico, A.C. (Fundación GAP)	99.99%	Mexico	Social advice and support infrastructure of educational institutions
Puerta Cero Parking, S.A. de C.V. (PCP)	99.99%	Mexico	Operation of parking lot
Servicios a la Infraestructura Aeroportuaria del Pacífico, S.A. de C.V. (SIAP)	99.99%	Mexico	Administrative services
Aerocomercializadora del Pacifico, S.A. de C.V.	99.99%	Mexico	Operation of hotel infrastructure and other commercial services (without operation in 2018)
Desarrollo de Concesiones Aeroportuarias, S.L. (Consolidated as of April 2015) (DCA)	100.0%	Spain	Management administration, maintenance, servicing of all types of infrastructure
MBJ Airports Limited (consolidated as of April 2015) (MBJA)	74.50%	Jamaica	Operation of airport
PAC Kingston Airport Limited (PACKAL)	99.99%	Jamaica	Operation of airport (without operation in 2018)
GA del Pacífico es do Brasil, LTDA	99.99%	Brazil	No operation

Explanation of Original Measurement Categories under IAS 39 and New Measurement Categories under IFRS 9 for Each Class of Financial Assets

The below chart explains the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company financial assets as of January 1, 2018.

	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39		New carrying amount IFRS 9
Financial assets
Cash and cash equivalents	Financial assets	Amortised cost	Ps.	7,730,143	Ps.	7,730,143
Trade accounts receivable	Financial assets	Amortised cost		997,370		997,370
Derivative financial instruments	Fair value – hedging instrument	Fair value – hedging instrument		106,815		106,815

Explanation of Original Measurement Categories under IAS 39 and New Measurement Categories under IFRS 9 for Each Class of Financial Liabilities

The below chart explains the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company financial liabilities as of January 1, 2018.

	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39		New carrying amount IFRS 9
Financial liabilities
Long-term debt securities	Financial liabilities	Financial liabilities	Ps.	9,000,000	Ps.	9,000,000
Current and long term bank loans	Financial liabilities	Financial liabilities		4,252,258		4,252,258
Accounts payable	Financial liabilities	Financial liabilities		1,037,155		1,037,155

Explanation of Difference between Operating Lease Commitments Disclosed Applying IAS 17 and Lease Liabilities Recognised at Date of Initial Application of IFRS 16
	January 1, 2018
Operating lease commitment at December 31, 2017 as disclosed in the Company consolidated financial statements	Ps.	62,948
Discount of the present value using the incremental loan rate at January 1, 2018.		(4,257)
Recognition exemption for:
Short – term leases		(680)
Lease liabilities recognised at January 1, 2018	Ps.	58,011

Schedule of Income and Expenses of Foreign Operations

Income and expenses of foreign operations are translated at the average exchange rate for the period of transactions. During 2016, 2017 and 2018, were as follows:

Currency	2016		2017		2018
Pesos / USD	Ps.	18.6568	Ps.	18.9326	Ps.	19.2357
USD / Euros		USD$1.1066		USD$1.1293		USD$1.1815